Oil and Natural Gas Properties (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Proved properties:
Leasehold acquisition	$ 7,460,077	$ 6,040,239
Development	2,019,012	1,484,486
Unproved properties	516,659	310,925
Oil and natural gas properties (successful efforts method)	9,995,748	7,835,650	5,664,503
Less accumulated depletion and amortization	(1,426,132)	(1,033,617)	(719,035)
Oil and natural gas properties, successful efforts method, net	$ 8,569,616	$ 6,802,033	$ 4,945,468